Capital Stock	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Capital Stock
19.	CAPITAL STOCK

[a]	At December 31, 2020, the Company’s authorized, issued and outstanding capital stock are as follows:
Preference shares - issuable in series -
The Company’s authorized capital stock includes 99,760,000 preference shares, issuable in series. None of these shares are currently issued or outstanding.
Common Shares -
Common Shares without par value [unlimited amount authorized] have the following attributes:

[i]	Each share is entitled to one vote per share at all meetings of shareholders.

[ii]	Each share shall participate equally as to dividends.

[b]
On November 11, 2020, the Toronto Stock Exchange [“TSX”] accepted the Company’s Notice of Intention to make a Normal Course Issuer Bid relating to the purchase for cancellation, as well as purchases to fund the Company’s stock-based compensation awards or programs and/or the Company’s obligations to its deferred profit sharing plans, of up to 29.6 million Magna Common Shares [the “2020 Bid”], representing approximately 10% of the Company’s public float of Common Shares. The Bid commenced on November 15, 2020 and will terminate no later than November
14, 2021
.

Previously, the Company had Normal Course Issuer Bids in place for the 12 month periods beginning in November 2019 and 2018.
The following is a summary of the Normal Course Issuer Bids [number of shares in the table below are expressed in whole numbers]:

	2020		2019
	Shares purchased	Cash amount	Shares purchased	Cash amount

2018 Bid	—	$—	23,401,457	$1,159
2019 Bid	5,077,882	203	2,367,106	130

	5,077,882	$203	25,768,563	$1,289

[c]	The following table presents the maximum number of shares that would be outstanding if all the dilutive instruments outstanding at March 4, 2021 were exercised or converted:

Common Shares	301,877,555
Stock options [i]	6,968,787

308,846,342

[i]
Options to purchase Common Shares are exercisable by the holder in accordance with the vesting provisions and upon payment of the exercise price as may be determined from time to time pursuant to the Company’s stock option plans.